Loans, borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2023
Loans, borrowings and debentures
Schedule of loans, borrowings and debentures
					Changes in cash				Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2022	Proceeds	Interest paid	Payments	Amortized cost	Interest accrued	December 31, 2023	Current	Non- current
Working capital	100% CDI + 2.51% to 6.55% and 8.60%	62,335	63,499	125,834	30,000	(17,533)	(85,239)	(662)	17,267	69,667	30,148	39,519
Debentures	18.16%	27,206	13,794	41,000	-	(4,168)	(22,471)	(400)	4,168	18,129	6,043	12,086
		89,541	77,293	166,834	30,000	(21,701)	(107,710)	(1,062)	21,435	87,796	36,191	51,605

					Changes in cash			Changes not affecting cash
	Interest rate p.a.	Current	Non- current	December 31, 2021	Proceeds	Interest paid	Payments	Interest accrued	Adjustment to present value	Exchange rate change	December 31, 2022	Current	Non- current
Working capital	100% CDI + 2.40% to 6.55% and 8.60% to 12.95%	64,415	98,723	163,138	34,000	(22,868)	(70,069)	22,342	(572)	(137)	125,834	62,335	63,499
Debentures	18.16%	-	45,000	45,000	-	(7,381)	(4,000)	7,381	-	-	41,000	27,206	13,794
		64,415	143,723	208,138	34,000	(30,249)	(74,069)	29,723	(572)	(137)	166,834	89,541	77,293

Schedule of maturities of non-current liabilities	The portion classified in non-current liabilities has the following payment schedule:
	2023	2022
2024	849	68,602
2025	26,007	8,691
2026	24,749	-
Total	51,605	77,293